LITIGATION AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
LITIGATION AND CONTINGENCIES
Schedule of guarantees and restricted assets

Guarantees that commit assets included in the financial statements:

			Committed assets		Accounting value
Guaranty creditor	Debtor name	Relationship	Guaranty	Type	12.31.2020	12.31.2019
					CLP (000’s)	CLP (000’s)
Transportes San Martin	Embotelladora Andina S.A.	Parent Company	Cash	Trade accounts and other account receivable	2,907	2,805
Cooperativa Agricola Pisquera Elqui Limitada	Embotelladora Andina S.A.	Parent Company	Cash	Other non-current financial assets	1,216,865	1,216,865
Inmob. e invers. supetar Ltda.	Transportes Polar	Subsidiary	Cash	Other non-current non-financial assets	4,579	4,579
María Lobos Jamet	Transportes Polar	Subsidiary	Cash	Other non-current non-financial assets	2,566	2,565
Bodega San Francisco	Transportes Polar	Subsidiary	Cash	Other non-current non-financial assets	8,606	6,483
Workers Claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current non-financial assets	5,329,947	6,600,863
Civil and tax claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current non-financial assets	5,882,379	12,186,432
Governmental institutions	Rio de Janeiro Refrescos Ltda.	Subsidiary	Plant and Equipment	Property, plant & equipment	9,842,108	13,379,610
Distribuidora Baraldo S.H.	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	169	250
Acuña Gomez	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	253	375
Nicanor López	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	181	268
Labarda	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	3	5
Municipalidad Bariloche	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	—	36,313
Municipalidad San Antonio Oeste	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	18,650	27,598
Municipalidad Carlos Casares	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	754	1,116
Municipalidad Chivilcoy	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	116,641	172,602
Others	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	36	53
Granada Maximiliano	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	1,521	2,250
Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Cash deposit	Other current non-financial assets	2,114	3,128
Several lessors	Embotelladora del Atlántico S.A.	Subsidiary	Cash deposit	Other current non-financial assets	13,140	15,289
Aduana de EZEIZA	Embotelladora del Atlántico S.A.	Subsidiary	Cash deposit	Other current non-financial assets	286	422
Municipalidad de Junin	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	243	360
Almada Jorge	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	2,064	3,054
Mirgoni Marano	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	51	76
Farias Matias Luis	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	947	1,401
Temas Industriales SA - Embargo General de Fondos	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets		156,759
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	19,009	28,129
Coto Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	3,379	5,001
Cencosud	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	2,112	3,125
Mariano Mirgoni	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	105,936	—
Marcus A.Peña	Paraguay Refrescos	Subsidiary	Property	Property, plant & equipment	4,011	3,955
Mauricio J Cordero C	Paraguay Refrescos	Subsidiary	Property	Property, plant & equipment	814	917
José Ruoti Maltese	Paraguay Refrescos	Subsidiary	Property	Property, plant & equipment	655	738
Alejandro Galeano	Paraguay Refrescos	Subsidiary	Property	Property, plant & equipment	1,132	1,275
Ana Maria Mazó	Paraguay Refrescos	Subsidiary	Property	Property, plant & equipment	1,077	1,213

Guarantees provided without obligation of assets included in the financial statements:

			Committed assets		Amounts involved
Guaranty Creditor	Debtor name	Relationship	Guaranty	Type	12.31.2020	12.31.2019
					CLP (000’s)	CLP (000’s)
Labor procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	1,527,347	2,819,285
Administrative procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	8,860,598	10,432,633
Federal Government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	147,841,989	138,635,908
State Government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	46,031,398	54,803,911
Sorocaba Refrescos	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Guarantor	2,736,159	3,715,186
Others	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	1,715,099	3,757,062
Aduana de EZEIZA	Embotelladora del Atlántico S.A.	Subsidiary	Surety insurance	Faithful compliance of contract	3,150	673,854
Aduana de EZEIZA	Andina Empaques Argentina S.A.	Subsidiary	Surety insurance	Faithful compliance of contract	143,615	506,623